Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Investments
The following tables present Plan investments, including those measured and recorded at fair value on a recurring basis, as well as their levels within the fair value hierarchy, each as of December 31, 2025 and 2024:

Description	Level 1	Level 2	Level 3	Balance as of December 31,
				2025
Fair value of investments in the fair value hierarchy:
Northern Trust common stock funds	$270,853,326	$—	$—	$270,853,326
Mutual funds	101,751,231	—	—	101,751,231
Collective trust funds	—	3,192,944,512	—	3,192,944,512
Total fair value of investments in the fair value hierarchy	372,604,557	3,192,944,512	—	3,565,549,069
Stable value portfolio measured at contract value(1)	—	—	—	171,427,516
Total investments	$372,604,557	$3,192,944,512	$—	$3,736,976,585

Description	Level 1	Level 2	Level 3	Balance as of December 31,
				2024
Fair value of investments in the fair value hierarchy:
Northern Trust common stock funds	$232,116,478	$—	$—	$232,116,478
Mutual funds	82,444,860	—	—	82,444,860
Collective trust funds	—	2,838,812,747	—	2,838,812,747
Total fair value of investments in the fair value hierarchy	314,561,338	2,838,812,747	—	3,153,374,085
Stable value portfolio measured at contract value(1)	—	—	—	161,070,016
Total investments	$314,561,338	$2,838,812,747	$—	$3,314,444,101
(1) The investments in fully benefit-responsive investment contracts through the Stable Value Portfolio are measured at contract value and have not been categorized in the fair value hierarchy.